LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2019	Dec. 31, 2019
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay		3% of revenues derived from research and development projects.
Aggregate grant received including accrued interest		$ 7,047
Aggregate grant paid		$ 3,449
Percentage of grant received		100.00%
Cancelled amount		$ 410
BIRD [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	5% of revenues derived from research and development projects.
Aggregate grant paid	$ 546
Research and development grants		$ 936